Income Taxes (Details) - Schedule of Income Tax Benefit Attributable to Our Loss from Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Income Tax Benefit Attributable To Our Loss From Operations Abstract
U.S. federal income tax benefit at statutory rates	$ (1,121)	$ (2,085)
State income tax benefit, net of federal benefit	(192)	(357)
Research and experimentation credits
Deferred tax asset adjustment	47	2
Other	107	186
Change in valuation allowance	1,159	2,254
Income tax benefit